Financial risk management (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Currency Risk U S D [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	5.5024
Cash and cash equivalents and financial investments, foreign exchange amount	$ 12,513
Foreign exchange rate, loans and financing	5.5024
Loans and financings amount	$ 180,080
Foreign exchange rate, other financial instruments	5.5024
Other financial instruments amount	$ 750,000
Currency Risk U S D [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(1.20%)
Interest rate at scenario1, cash and cash equivalents	$ (150)
Interest price at negative25, cash and cash equivalents	(3,128)
Exchange price at negative50, cash and cash equivalents	(6,256)
Exchange price at positive25, cash and cash equivalents	3,128
Exchange price at positive50, cash and cash equivalents	$ 6,256
Foreign exchange interest rates, loans and financings	(1.20%)
Interest rate at scenario1, loans and financings	$ 2,161
Exchange price at negative25, loans and financings	45,020
Exchange price at negative50, loans and financings	90,040
Exchange price at positive25, loans and financings	(45,020)
Exchange price at positive50, loans and financings	$ (90,040)
Foreign exchange rates, other financial instruments	(1.20%)
Exchange rate at scenario1, other financial instruments	$ 1,559
Exchange price at negative25, other financial instruments	42,818
Exchange price at negative50, other financial instruments	128,453
Exchange price at positive25, other financial instruments	(25,691)
Exchange price at positive50, other financial instruments	(42,818)
Currency Risk U S D [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Interest rate at scenario1, loans and financings
Exchange price at negative25, loans and financings
Exchange price at negative50, loans and financings
Exchange price at positive25, loans and financings
Exchange price at positive50, loans and financings
Exchange rate at scenario1, other financial instruments
Exchange price at negative25, other financial instruments
Exchange price at negative50, other financial instruments
Exchange price at positive50, other financial instruments
Interest price at positive25, other financial instruments
Currency Risk EUR [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	6.4692
Cash and cash equivalents and financial investments, foreign exchange amount	$ 4,856
Currency Risk EUR [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(0.42%)
Interest rate at scenario1, cash and cash equivalents	$ (20)
Interest price at negative25, cash and cash equivalents	(1,214)
Exchange price at negative50, cash and cash equivalents	(2,428)
Exchange price at positive25, cash and cash equivalents	1,214
Exchange price at positive50, cash and cash equivalents	2,428
Currency Risk EUR [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk PEN [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	1.6365
Cash and cash equivalents and financial investments, foreign exchange amount	$ 51,177
Currency Risk PEN [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(4.75%)
Interest rate at scenario1, cash and cash equivalents	$ (2,429)
Interest price at negative25, cash and cash equivalents	(12,794)
Exchange price at negative50, cash and cash equivalents	(25,588)
Exchange price at positive25, cash and cash equivalents	12,794
Exchange price at positive50, cash and cash equivalents	25,588
Currency Risk PEN [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk BRL CDI SELIC [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments, interest rate	14.90%
Cash and cash equivalents and financial investments, interest exchange amount	$ 134,737
Loans and financings amount	$ 130,157
Interest rate, loans and financing	14.90%
Interest rates, other financial instruments	14.90%
Other financial instruments interest amount	$ 750,000
Currency Risk BRL CDI SELIC [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	(983)
Interest price at negative25, cash and cash equivalents	(5,019)
Exchange price at negative50, cash and cash equivalents	(10,038)
Exchange price at positive25, cash and cash equivalents	5,019
Exchange price at positive50, cash and cash equivalents	$ 10,038
Interest rates, loans and financing	(72.92%)
Interest rate at scenario1, loans and financings	$ 949
Interest price at negative25, loans and financings	4,848
Interest price at negative50, loans and financings	9,697
Interest price at positive25, loans and financings	(4,848)
Interest price at positive50, loans and financings	(9,697)
Interest price at positive25, other financial instruments	$ (519)
Interest rates, other financial instruments	(72.92%)
Interest rate at scenario1, other financial instruments	$ 108
Interest price at negative25, other financial instruments	570
Interest price at negative50, other financial instruments	1,199
Interest price at positive50, other financial instruments	(992)
Currency Risk BRL CDI SELIC [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest price at positive25, other financial instruments
Interest rate at scenario1, other financial instruments
Interest price at negative25, other financial instruments
Interest price at negative50, other financial instruments
Currency Risk USD SOFR [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 180,080
Interest rate, loans and financing	3.64%
Interest rates, other financial instruments	3.64%
Other financial instruments interest amount	$ 870,943
Currency Risk USD SOFR [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	(27.00%)
Interest rate at scenario1, loans and financings	$ 488
Interest price at negative25, loans and financings	1,638
Interest price at negative50, loans and financings	3,275
Interest price at positive25, loans and financings	(1,638)
Interest price at positive50, loans and financings	(3,275)
Interest price at positive25, other financial instruments	$ (113)
Interest rates, other financial instruments	27.00%
Interest rate at scenario1, other financial instruments	$ 23
Interest price at negative25, other financial instruments	113
Interest price at negative50, other financial instruments	226
Interest price at positive50, other financial instruments	(225)
Currency Risk USD SOFR [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest price at positive25, other financial instruments	(97)
Interest rate at scenario1, other financial instruments	9
Interest price at negative25, other financial instruments	99
Interest price at negative50, other financial instruments	199
Interest price at positive50, other financial instruments	(194)
Currency Risk IPCA TLP [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 166,364
Interest rate, loans and financing	4.26%
Currency Risk IPCA TLP [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	6.00%
Interest rate at scenario1, loans and financings	$ (102)
Interest price at negative25, loans and financings	1,772
Interest price at negative50, loans and financings	3,544
Interest price at positive25, loans and financings	(1,772)
Interest price at positive50, loans and financings	(3,544)
Currency Risk IPCA TLP [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Currency Risk B R L T J L P [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 18,047
Interest rate, loans and financing	9.07%
Currency Risk B R L T J L P [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	11.00%
Interest rate at scenario1, loans and financings	$ (20)
Interest price at negative25, loans and financings	409
Interest price at negative50, loans and financings	818
Interest price at positive25, loans and financings	(409)
Interest price at positive50, loans and financings	(818)
Currency Risk B R L T J L P [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Currency Risk BRL [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Exchange price at positive50, other financial instruments
Dollar Coupon [Member]
IfrsStatementLineItems [Line Items]
Interest rates, other financial instruments	4.81%
Other financial instruments interest amount	$ 650,000
Dollar Coupon [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at positive25, other financial instruments	$ (30,324)
Interest rates, other financial instruments	(41.00%)
Interest rate at scenario1, other financial instruments	$ (2,617)
Interest price at negative25, other financial instruments	30,324
Interest price at negative50, other financial instruments	60,649
Interest price at positive50, other financial instruments	(60,649)
Dollar Coupon [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest price at positive25, other financial instruments
Interest rate at scenario1, other financial instruments
Interest price at negative25, other financial instruments
Interest price at negative50, other financial instruments
Interest price at positive50, other financial instruments
Zinc [Member]
IfrsStatementLineItems [Line Items]
Commodities price	3,063
Other financial instruments, commodities price	743,061
Zinc [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments	$ 27,379
Commodities price, other financial instruments	(6.97%)
Commodity rate at scenario1, other financial instruments	$ 9,676
Commodity price at negative50, other financial instruments	54,757
Commodity price at positive25, other financial instruments	(27,378)
Commodity price at positive50, other financial instruments	(54,757)
Zinc [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Commodity rate at scenario1, other financial instruments	(3,880)
Commodity price at negative50, other financial instruments	(21,957)
Commodity price at positive25, other financial instruments	10,978
Commodity price at positive50, other financial instruments	21,957
Commodity price at negative25, other financial instruments	(10,978)
Gold [member]
IfrsStatementLineItems [Line Items]
Commodities price	4,337
Other financial instruments, commodities price	8,968
Gold [member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments
Commodities price, other financial instruments	(12.98%)
Commodity rate at scenario1, other financial instruments
Commodity price at negative50, other financial instruments
Commodity price at positive25, other financial instruments
Commodity price at positive50, other financial instruments
Gold [member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Commodity rate at scenario1, other financial instruments	628
Commodity price at negative50, other financial instruments	3,716
Commodity price at positive25, other financial instruments	2
Commodity price at positive50, other financial instruments	(3,473)
Commodity price at negative25, other financial instruments	1,506
Silver [Member]
IfrsStatementLineItems [Line Items]
Commodities price	71
Other financial instruments, commodities price	118,914
Silver [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments
Commodities price, other financial instruments	(41.66%)
Commodity rate at scenario1, other financial instruments
Commodity price at negative50, other financial instruments
Commodity price at positive25, other financial instruments
Commodity price at positive50, other financial instruments
Silver [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Commodity rate at scenario1, other financial instruments	24,057
Commodity price at negative50, other financial instruments	33,436
Commodity price at positive25, other financial instruments	(15,857)
Commodity price at positive50, other financial instruments	(37,075)
Commodity price at negative25, other financial instruments	$ 13,506